PROMISSORY NOTES (Detail) - Schedule of Promissory Notes - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Debt Disclosure [Abstract]
Promissory notes		$ 5,678,107	$ 5,543,991
Second promissory notes		4,780,814	1,432,565
Third promissory notes	13,666,801
Total promissory notes	$ 13,666,801	$ 5,678,107	$ 5,543,991